Related Party Transactions - Aggregate Compensation to Executive Team and Directors (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) individual	Dec. 31, 2017 CAD ($) individual
Executive team
Disclosure of transactions between related parties [line items]
Number of individuals | individual	12	11
Base salary and annual incentive compensation	$ 18	$ 18
Additional short-term benefits and other	3	1
Share-based long-term incentive compensation	24	18
Value of pension and post-retirement benefits	$ 2	$ 3
Directors
Disclosure of transactions between related parties [line items]
Number of individuals | individual	10	10
Base salary and annual incentive compensation	$ 0	$ 0
Additional short-term benefits and other	1	1
Share-based long-term incentive compensation	2	2
Value of pension and post-retirement benefits	$ 0	$ 0